Schedule II - Valuaton and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Schedule to Financial Statements [Abstract]
Schedule II - Valuaton and Qualifying Accounts
EXHIBIT 99.2

Valuation and Qualifying Accounts
for the Years Ended December 31, 2010, 2009 and 2008	Schedule II

Column A	Column B	Column C	Column D	Column E	Column F
(in thousands)				Increase
Classification	Balance Beginning of Period	Additions Charged to Revenues, Costs, Expenses	Deductions Amounts Charged Off-Net	(Decrease) Recorded Acquisitions (Divestitures)	Balance End of Period
Allowance for Doubtful Accounts Receivable Year Ended December 31:
2010	$5,197	$1,160	$1,569		$4,788
2009	4,487	1,653	943		5,197
2008	3,190	1,487	190		4,487